Common Stock and Stockholders' Equity - Summary of Long-Term Incentive Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Nonvested beginning balance, shares	2,812,482
Granted, shares	2,602,973
Vested, shares	(1,636,373)
Forfeited, shares	(370,727)
Nonvested ending balance, shares	3,408,355	2,812,482
Weighted Average Grant-Date Fair Value
Nonvested beginning balance (in usd per share)	$ 5.15
Granted (in usd per share)	$ 4.77	$ 5.37	$ 5.61
Vested (in usd per share)	$ 5.00
Forfeited (in usd per share)	$ 5.02
Nonvested ending balance (in usd per share)	$ 4.97	$ 5.15